Valuation And Qualifying Accounts (Schedule Of Valuation And Qualifying Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 46		$ 50		$ 7
Additions, Charged to Cost and Expense	704		692		697
Additions, Charged to Other Accounts					15	[1]
Deductions	696	[2]	696	[2]	669	[2]
Balance at End of Period	54		46		50
Consumer Products [Member] | Allowance For Discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period
Additions, Charged to Cost and Expense	602		606		593
Additions, Charged to Other Accounts				[1]		[1]
Deductions	602	[2]	606	[2]	593	[2]
Balance at End of Period
Consumer Products [Member] | Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period			3		3
Additions, Charged to Cost and Expense
Additions, Charged to Other Accounts				[1]		[1]
Deductions			3	[2]		[2]
Balance at End of Period					3
Consumer Products [Member] | Allowance For Returned Goods [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	46		47		4
Additions, Charged to Cost and Expense	102		86		104
Additions, Charged to Other Accounts					15	[1]
Deductions	94	[2]	87	[2]	76	[2]
Balance at End of Period	54		46		47
Financial Services [Member] | Allowance For Losses [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	202		266		304
Additions, Charged to Cost and Expense	25				15
Deductions			64	[2]	53	[2]
Balance at End of Period	$ 227		$ 202		$ 266

[1]	Related to the acquisition of UST LLC
[2]	Represents charges for which allowances were created